DERIVATIVE WARRANT LIABILITY	12 Months Ended
Dec. 31, 2025
Derivative Warrant Liability
DERIVATIVE WARRANT LIABILITY

10.	DERIVATIVE WARRANT LIABILITY

2022

On December 2, 2022, the Company completed a non-brokered private placement offering of 1,126,635 units at a price of $2.78 (CAD$3.81) per unit for gross proceeds of $3,184,332 (CAD$4,292,479). Each unit consists of one common share and one half common share purchase warrant. Each whole warrant entitles the holder to purchase one common share of the Company at a price of $3.61 (CAD$4.95) per share until December 2, 2025. The Company paid finders’ fees aggregating to $42,090 (CAD$57,897) to four firms. The Company paid other share issue costs of $205,802 related to this private placement offering.

The fair value of the share purchase warrants and broker warrants was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: dividend yield of 0%, risk-free interest rate of 3.48%, volatility of 69.93%, and estimated life of 3 years. The estimated fair value assigned to the warrants was $656,734.The remaining warrants were remeasured using the Black-Scholes option pricing model on October 1, 2025, being the date the Company changed its functional currency from Canadian Dollars to United States Dollars. The estimated fair value on the remeasurement date was $48,640.

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

10.	DERIVATIVE WARRANT LIABILITY (continued)

2024

January 24, 2024

On January 24, 2024, the Company raised gross proceeds of CA$6,219,667 ($4,613,312) from the issuance of 5,098,088 units through a private placement financing facility at an offering price CA$1.22 ($0.90). Each unit consisted of one common share of the Company and one common share purchase warrant to purchase up to 5,098,088 common shares for a period of five (5) years from the date of closing at a price of CA$1.52 ($1.12) per share.

The fair value of the share purchase warrants was estimated using the Black Scholes option pricing model with the following weighted average assumptions: dividend yield of 0%, risk free interest rate of 3.5%, volatility of 78.35%, and estimated life of 5 years. The estimated fair value assigned to the warrants was $2,815,861. The remaining warrants were remeasured using the Black-Scholes option pricing model on October 1, 2025, being the date the Company changed its functional currency from Canadian Dollars to United States Dollars. The estimated fair value on the remeasurement date was $16,447,723.

May 2024

On May 3 and 10, 2024, the Company raised gross proceeds of CA$10,000,000 ($7,299,270) and CA$10,000,000 ($7,299,270) respectively from the issuance of 3,258,390 and 3,448,275 units through non brokered private placement financing offerings at CA$3.069 ($2.24) and CA$2.90 ($2.12). Each unit consisted of one common share of the Company and one common share purchase warrant to purchase up to 3,258,390 and 3,448,275 common shares for a period of five (5) years from the date of closing at a price of CA$4.26 per share.

The fair value of the share purchase warrants was estimated using the Black Scholes option pricing model with the following weighted average assumptions: dividend yield of 0%, risk free interest rate of 3.67%, volatility of 83%, and estimated life of 5 years. The estimated fair value assigned to the warrants was $8,948,498. The remaining warrants were remeasured using the Black-Scholes option pricing model on October 1, 2025, being the date the Company changed its functional currency from Canadian Dollars to United States Dollars. The estimated fair value on the remeasurement date was $22,470,999.

2025

May 22, 2025

On May 22, 2025, the Company raised gross proceeds of CA$41,574,279 ($30,000,000) from the issuance of 6,000,000 units through a non brokered private placement financing at a price CA$6.92 ($5.00). Each unit consisted of one common share of the Company and one common share purchase warrant to purchase up to 6,000,000 common shares for a period of five (5) years from the date of closing at a price of CAD$8.32 ($6.00) per share.

The fair value of the share purchase warrants was estimated using the Black Scholes option pricing model with the following weighted average assumptions: dividend yield of 0%, risk free interest rate of 2.96%, volatility of 88.65%, and estimated life of 5 years. The estimated fair value assigned to the warrants was $22,916,634.

July 17, 2025

On July 17, 2025, the Company raised gross proceeds of CA$34,000,000 ($25,000,000) from the issuance of 5,000,000 units through a non brokered private placement financing at a price CA$6.80 ($5.00). Each unit consisted of one common share of the Company and one common share purchase warrant to purchase up to 5,000,000 common shares for a period of five (5) years from the date of closing at a price of CAD$8.16 ($6.00) per share.

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

10.	DERIVATIVE WARRANT LIABILITY (continued)

The fair value of the share purchase warrants was estimated using the Black Scholes option pricing model with the following weighted average assumptions: dividend yield of 0%, risk free interest rate of 3.1%, volatility of 88.65%, and estimated life of 5 years. The estimated fair value assigned to the warrants was $16,629,514. The remaining warrants were remeasured using the Black-Scholes option pricing model on October 1, 2025, being the date the Company changed its functional currency from Canadian Dollars to United States Dollars. The estimated fair value on the remeasurement date was $19,360,076.

October 7, 2025

On October 7, 2025, the Company raised gross proceeds of CA$104,625,002 ($75,000,000) from the issuance of 13,636,364 units through a non brokered private placement financing at a price CA$7.67 ($5.50). Each unit consisted of one common share of the Company and one common share purchase warrant to purchase up to 13,636,364 common shares for a period of five (5) years from the date of closing at a price of CAD$9.78 ($7.03) per share.

The fair value of the share purchase warrants was estimated using the Black Scholes option pricing model with the following weighted average assumptions: dividend yield of 0%, risk free interest rate of 3.71%, volatility of 91.875%, and estimated life of 5 years. The estimated fair value assigned to the warrants was $51,469,530.

Because the functional currency of the entity issuing the warrant is United States dollars but the warrants are exercisable in Canadian dollars, the Company may receive a variable amount in United States dollars when the warrants are exercised as the foreign exchange may vary over the warrant exercise period. The variability in potential future cashflows resulted in a derivative warrant liability which will be periodically remeasured with any gains or losses charged to the consolidated statements of operations and deficit.

During 2025, 24,000 warrants were exercised. The remaining warrants and corresponding derivative liability was remeasured on December 31, 2025. The cumulative impact of the remeasurement resulted in a loss of $25,280,833 (2024 - $20,631,082, 2023 - $24,865).

The following table presents the details of the derivative warrant liability:

December 31,	2025	2024	2023

Stock price	$6.33	$8.39	$1.25
Exercise price range	$1.09 - $6.00	$1.52 -$8.39	$1.52
Expected life in years	3.07 - 4.77	3.93 - 4.93	5.00
Volatility	93.70% - 105.78%	88.05%	75.66%
Dividend yield	0%	0%	0%
Risk free interest rate	3.55%	2.93%	3.54%
Fair value of derivative warrant liability	$135,631,585	$35,750,607	$1,002,264
Number of warrants	29,253,826	8,298,912	1,786,000

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)